MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
	December 31,	June 30,
	2025	2026
Level 2 securities:
U.S government and agency bonds	$5,280	$14,338
Corporate bonds*	7,686	11,755
Other Government bonds	-	5,174
Total	$12,966	$31,267

* Investments in Corporate bonds rated A or higher.

Schedule of Changes in Fair Value of Marketable Securities
	Marketable securities
	For the year ended December 31, 2025	For the Six Months ended June 30, 2026

Balance at beginning of the period	$4,425	$12,966
Additions	14,078	31,252
Sale or maturity	(5,511)	(12,876)
Changes in fair value during the period	(26)	(75)
Balance at end of the period	$12,966	$31,267